Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015
Income Statement [Abstract]
Revenues	$ 5,932	$ 15,763	$ 9,673	$ 39,372
Costs and expenses:
Costs of services		109,608		115,484
Depreciation	95,265	95,265	190,530	190,530
Selling, general and administrative	42,745	57,728	82,180	162,075
Total costs and expenses	138,010	262,601	275,710	468,089
Loss from operations	(132,078)	(93,845)	(266,037)	(428,717)
Other income (expense):
Interest expense	(29,219)	(28,576)	(58,193)	(57,040)
Total other income (expense)	(29,219)	(28,576)	(58,193)	(353,194)
Net loss	$ (161,297)	$ (275,414)	$ (324,230)	$ (485,757)
Basic earnings (loss) per share	$ 0	$ 0	$ (0.00)	$ (0.00)
Diluted earnings (loss) per share	$ 0	$ 0	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding: Basic	508,000,000	506,000,000	508,000,000	506,000,000
Weighted average number of common shares outstanding: Basic	508,000,000	506,000,000	508,000,000	506,000,000